Share-based Payment - Summary of Share-based Compensation Expense (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized in profit or loss	R$ 56,505	R$ 65,939	R$ 12,258
Stock option programs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized in profit or loss	3,925	5,972	8,369
Stock grant programs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized in profit or loss	R$ 52,580	R$ 59,967	R$ 3,889